Jacob Micro Cap Growth Fund
Schedule of Investments (+)
May 31, 2020 (Unaudited)

Shares			Value
		COMMON STOCKS - 91.1%
		Advertising - 0.6%
157,428		IZEA Worldwide, Inc. *	$96,000
		Apparel and Accessory Stores - 2.4%
71,800		Tilly's, Inc. - Class A	367,616
		Biological Products, (No Diagnostic Substances) - 7.3%
15,500		Aerie Pharmaceuticals, Inc. *	217,465
50,000		IMV, Inc. *^	147,500
4,600		Krystal Biotech, Inc. *	236,486
20,700		Mesoblast Ltd. - ADR *^	265,581
33,000		Precision BioSciences, Inc. *	231,330
			1,098,362
		Business Services - 5.6%
63,793		OptimizeRx Corp. *	724,688
270,000		Score Media and Gaming, Inc. - (CAD)*	111,777
			836,465
		Calculating and Accounting Machines (No Electronic Computers) - 3.2%
66,800		USA Technologies, Inc. *	477,620
		Communications Equipment - 4.0%
127,599		Powerfleet, Inc. *	599,715
		Computer & Office Equipment - 1.7%
18,000		IntriCon Corp. *	254,520
		Computer Communications Equipment - 2.2%
90,879		Lantronix, Inc. *	328,073
		Computer Peripheral Equipment - 6.3%
81,000		Identiv, Inc. *	338,580
53,174		Immersion Corp. *	359,190
9,500		Impinj, Inc. *	245,575
			943,345
		Computer Processing & Data Preparation - 2.6%
200,000		Castlight Health, Inc. - Class B *	157,540
45,958		Park City Group, Inc. *	235,305
			392,845
		Direct Mail Advertising Services - 2.4%
58,509		Inpixon *	76,647
27,915		SharpSpring, Inc. *	276,358
			353,005
		Eating Places - 1.7%
11,500		BJ's Restaurants, Inc.	249,780
		Gold and Silver Ores - 0.9%
440,000		Solitario Zinc Corp. *	137,500
		Industrial Organic Chemicals - 4.5%
54,006		Codexis, Inc. *	670,755
		Medicinal Chemicals and Botanical Products - 0.3%
11,000		ChromaDex Corp. *	52,910
		Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.8%
170,000		Azimut Exploration, Inc. *^	263,131
		Patent Owners and Lessors - 4.8%
111,300		Digital Turbine, Inc. *	714,546
		Pharmaceutical Preparations - 15.9%
8,000		Arcturus Therapeutics Holdings, Inc. *	311,520
115,000		Athersys, Inc. *	334,650
2,000		ChemoCentryx, Inc. *	124,780
50,807		DiaMedica Therapeutics, Inc. *	234,728
8,600		Esperion Therapeutics, Inc. *	364,382
42,889		Harrow Health, Inc. *	232,030
24,500		NeuBase Therapeutics, Inc. *	191,100
39,400		Omeros Corp. *	586,272
			2,379,462
		Prepackaged Software - 1.9%
47,010		Inspired Entertainment, Inc. *	126,457
67,000		Qumu Corp. *	164,820
			291,277
		Real Estate - 3.1%
175,869		Leju Holdings Ltd. - ADR *^	290,184
10,130		Rafael Holdings, Inc. - Class B *	175,148
			465,332
		Sausages & Other Prepared Meal Products - 1.5%
131,600		MamaMancini's Holdings, Inc. *	223,720
		Semiconductors and Related Devices - 2.3%
9,940		CEVA, Inc. *	342,632
		State Commercial Banks - 1.9%
17,515		First Internet Bancorp	281,641
		Surgical and Medical Instruments and Apparatus - 12.2%
140,500		Alphatec Holdings, Inc. *	625,225
27,000		CytoSorbents Corp. *	275,670
78,660		iCAD, Inc. *	923,468
			1,824,363
		TOTAL COMMON STOCKS (Cost $10,443,980)	13,644,615
		WARRANTS - 0.0%
9,750		TearLab Corp. *(a)	–
		TOTAL WARRANTS (Cost $0)	–
		MONEY MARKET FUND - 9.7%
1,446,613		First American Government Obligations Fund - Class X, 0.09% (b)	1,446,613
		TOTAL MONEY MARKET FUND (Cost $1,446,613)	1,446,613
		TOTAL INVESTMENTS (Cost $11,890,593) - 100.8%	15,091,228
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(112,170)
		TOTAL NET ASSETS - 100.0%	$14,979,058

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 3 Security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	(CAD)	Security denominated in Canadian dollars. Value translated into U.S. Dollars.
	(+)	Schedule of Investment is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2020:

	Level 1	Level 2	Level 3		Total
Common Stocks
Pharmaceutical Preparations	$2,379,462	$-	$-		$2,379,462
Surgical and Medical Instruments and Apparatus	1,824,363	-	-		1,824,363
Biological Products, (No Diagnostic Substances)	1,098,362	-	-		1,098,362
Computer Peripheral Equipment	943,345	-	-		943,345
Business Services	836,465	-	-		836,465
Patent Owners and Lessors	714,546	-	-		714,546
Industrial Organic Chemicals	670,755	-	-		670,755
Communications Equipment	599,715	-	-		599,715
Calculating and Accounting Machines (No Electronic Computers)	477,620	-	-		477,620
Real Estate	465,332	-	-		465,332
Computer Processing & Data Preparation	392,845	-	-		392,845
Apparel and Accessory Stores	367,616	-	-		367,616
Direct Mail Advertising Services	353,005	-	-		353,005
Semiconductors and Related Devices	342,632	-	-		342,632
Computer Communications Equipment	328,073	-	-		328,073
Prepackaged Software	291,277	-	-		291,277
State Commercial Banks	281,641	-	-		281,641
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	263,131	-	-		263,131
Computer & Office Equipment	254,520	-	-		254,520
Eating Places	249,780	-	-		249,780
Sausages & Other Prepared Meal Products	223,720	-	-		223,720
Gold and Silver Ores	137,500	-	-		137,500
Advertising	96,000	-	-		96,000
Medicinal Chemicals and Botanical Products	52,910	-	-		52,910
Total Common Stocks	13,644,615	-	-		13,644,615

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	1,446,613	-	-		1,446,613

Total Investments in Securities	$15,091,228	$-	$-		$15,091,228

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.